UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.74%

Aerospace & Defense 4.47%

Aerovironment, Inc.*	457,173	$41,132
Axon Enterprise, Inc.*	456,823	28,195
Curtiss-Wright Corp.	129,985	14,228
Total		83,555

Air Freight & Logistics 0.23%

XPO Logistics, Inc.*	48,484	4,333

Banks 5.05%

Cadence BanCorp	478,183	10,549
CenterState Bank Corp.	1,019,044	25,048
Webster Financial Corp.	345,587	20,334
Western Alliance Bancorp*	396,871	19,145
Wintrust Financial Corp.	254,973	19,414
Total		94,490

Biotechnology 10.83%

Agios Pharmaceuticals, Inc.*	149,275	9,413
Allogene Therapeutics, Inc.*	33,148	796
Amarin Corp. PLC ADR*	1,169,478	24,360
Amicus Therapeutics, Inc.*	794,850	8,886
AnaptysBio, Inc.*	106,389	7,949
Audentes Therapeutics, Inc.*	387,828	10,937
Blueprint Medicines Corp.*	226,229	13,748
Denali Therapeutics, Inc.*	568,315	8,223
FibroGen, Inc.*	366,728	15,722
Immunomedics, Inc.*	801,807	18,065
Loxo Oncology, Inc.*	169,998	25,952
Myovant Sciences Ltd. (United Kingdom)*(a)	665,520	13,996
Repligen Corp.*	289,945	15,721
Sage Therapeutics, Inc.*	75,457	9,710
Sarepta Therapeutics, Inc.*	142,940	19,120
Total		202,598

Building Products 1.00%

Trex Co., Inc.*	306,287	18,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

Investments	Shares	Fair Value (000)
Capital Markets 1.57%

Evercore, Inc. Class A	234,767	$19,178
Hamilton Lane, Inc. Class A	265,889	10,205
Total		29,383

Communications Equipment 0.86%

Lumentum Holdings, Inc.*	295,811	16,166

Construction & Engineering 0.84%

NV5 Global, Inc.*	200,362	15,642

Diversified Consumer Services 4.89%

Chegg, Inc.*	990,647	27,025
Grand Canyon Education, Inc.*	321,316	40,068
Weight Watchers International, Inc.*	369,875	24,449
Total		91,542

Electrical Equipment 1.25%

Generac Holdings, Inc.*	460,071	23,339

Energy Equipment & Services 1.76%

Cactus, Inc. Class A*	982,598	32,878

Entertainment 2.33%

Live Nation Entertainment, Inc.*	103,014	5,387
World Wrestling Entertainment, Inc. Class A	525,178	38,123
Total		43,510

Food & Staples Retailing 0.77%

Sprouts Farmers Market, Inc.*	533,567	14,348

Food Products 1.11%

Calavo Growers, Inc.	214,010	20,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 9.77%

Glaukos Corp.*	607,675	$35,209
Inogen, Inc.*	134,533	25,503
Insulet Corp.*	419,949	37,044
iRhythm Technologies, Inc.*	339,999	26,268
Penumbra, Inc.*	252,227	34,303
Tandem Diabetes Care, Inc.*	648,375	24,385
Total		182,712

Health Care Providers & Services 2.32%

Guardant Health, Inc.*	411,703	13,784
HealthEquity, Inc.*	322,012	29,561
Total		43,345

Health Care Technology 1.40%

Teladoc, Inc.*	377,584	26,182

Hotels, Restaurants & Leisure 2.81%

Dave & Buster’s Entertainment, Inc.	184,133	10,965
Planet Fitness, Inc. Class A*	845,870	41,524
Total		52,489

Household Durables 3.16%

iRobot Corp.*	261,792	23,082
Roku, Inc.*	554,847	30,850
Sonos, Inc.*	407,346	5,177
Total		59,109

Information Technology Services 3.02%

EPAM Systems, Inc.*	85,823	10,253
Okta, Inc.*	438,062	25,565
Twilio, Inc. Class A*	273,936	20,606
Total		56,424

Interactive Media & Services 1.90%

Cargurus, Inc.*	452,078	20,081
Eventbrite, Inc. Class A*	545,175	15,429
Total		35,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.52%

Etsy, Inc.*	667,566	$28,385

Internet Software & Services 0.71%

Stamps.com, Inc.*	65,506	13,243

Leisure Products 0.68%

Malibu Boats, Inc. Class A*	316,240	12,713

Machinery 3.04%

Chart Industries, Inc.*	172,415	11,733
Proto Labs, Inc.*	120,579	14,403
RBC Bearings, Inc.*	208,273	30,758
Total		56,894

Pharmaceuticals 1.35%

GW Pharmaceuticals plc ADR*	183,257	25,196

Professional Services 2.27%

Insperity, Inc.	386,850	42,495

Semiconductors & Semiconductor Equipment 2.17%

Monolithic Power Systems, Inc.	156,770	18,518
Semtech Corp.*	489,678	22,006
Total		40,524

Software 19.69%

2U, Inc.*	130,344	8,200
Alteryx, Inc. Class A*	312,709	16,570
Anaplan, Inc.*	364,292	8,379
Appian Corp.*	257,568	6,622
Aspen Technology, Inc.*	103,011	8,745
Cision Ltd.*	918,928	13,591
Coupa Software, Inc.*	393,319	25,499
Elastic NV*	88,152	5,994
Everbridge, Inc.*	592,746	30,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

Investments	Shares	Fair Value (000)
Software (continued)

Five9, Inc.*	664,825	$26,168
HubSpot, Inc.*	166,459	22,580
Mimecast Ltd.*	526,795	18,364
New Relic, Inc.*	186,785	16,671
Paycom Software, Inc.*	133,151	16,671
Paylocity Holding Corp.*	249,755	16,431
RingCentral, Inc.*	315,210	24,501
SendGrid, Inc.*	316,492	11,495
Talend SA ADR*	279,126	17,292
Trade Desk, Inc. (The) Class A*	252,720	31,224
Yext, Inc.*	492,534	9,466
Zendesk, Inc.*	256,365	14,092
Zscaler, Inc.*	538,731	19,551
Total		368,235

Specialty Retail 1.29%

At Home Group, Inc.*	881,014	24,087

Textiles, Apparel & Luxury Goods 0.58%

Canada Goose Holdings, Inc. (Canada)*(a)	199,524	10,888

Trading Companies & Distributors 1.10%

Air Lease Corp.	539,300	20,547
Total Common Stocks (cost $1,356,368,498)		1,790,296

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.51%

Repurchase Agreement

Repurchase Agreement dated 10/31/2018, 1.25% due 11/1/2018 with Fixed Income Clearing Corp. collateralized by $85,695,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $85,991,076; proceeds: $84,305,211 (cost $84,302,284)	$84,302	84,302
Total Investments in Securities 100.25% (cost $1,440,670,782)		1,874,598
Liabilities in Excess of Other Assets (0.25)%		(4,629)
Net Assets 100.00%		$1,869,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2018

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,790,296	$—	$—	$1,790,296
Short-Term Investment
Repurchase Agreement	—	84,302	—	84,302
Total	$1,790,296	$84,302	$—	$1,874,598

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,448,064,343
Gross unrealized gain	472,305,202
Gross unrealized loss	(45,771,335)
Net unrealized security gain	$426,533,867

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: December 21, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: December 21, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2018